Schedule of allowance for stock obsolescence (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Allowance for stock obsolesces, beginning balance	$ 2,501	$ 24,281
Reversal		(21,172)
Exchange difference	(37)	(608)
Allowance for stock obsolesces ending balance	$ 2,464	$ 2,501